Marketable securities	12 Months Ended
Dec. 31, 2025
Marketable securities [Abstract]
Marketable securities
10. Marketable securities

	Year ended December 31,
	2025	2024
Fair value	$’000	$’000
At January 1	62,446	88,667
Accrued interest	2,457	3,647
Interest received	(620)	(974)
Redemptions and disposals of marketable securities	(29,741)	(28,787)
Revaluation adjustment	(85)	(107)
At December 31	34,457	62,446

Marketable securities had a fair value of $34.5 million at December 31, 2025 (2024: $62.4 million). During the year ended December 31, 2025, proceeds of $29.7 million were received from the redemption and disposal of marketable securities, which includes accrued interest. The impairment loss allowance for expected credit loss (“ECL”) at the reporting date was $12 thousand (2024: $0.1 million). The overall movement through OCI is shown in the table below.

	Year ended December 31,
	2025	2024	2023
	$’000	$’000	$’000
Revaluation adjustments	(85)	(107)	(94)
Movement of ECL on assets measured at FVOCI	(42)	(66)	(1)
Movement on marketable securities through OCI	(127)	(173)	(95)

Marketable securities at FVOCI have stated interest rates of 0.63% to 2.60% (2024: 0.25% to 3.35%) and mature within the next year.